Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 10,447,537	$ 10,104,168
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,054,134	10,260,443
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6,121,352	6,115,049
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	156	247
Carrying amount, Liabilities		3
Derivative notional amount	$ 93,503	$ 56,772
Weighted average fixed interest rate	3.60%	2.30%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 50	$ 24
Derivative notional amount	$ 108,958	$ 92,744
Weighted average fixed interest rate	2.30%	1.90%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 8,853	$ 9,083
Weighted average fixed interest rate	4.30%	1.10%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 23,592	$ 13,231
Weighted average fixed interest rate	2.10%	1.90%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 62,948	$ 32,173
Weighted average fixed interest rate	3.60%	2.50%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 75,130	$ 69,419
Weighted average fixed interest rate	2.40%	1.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 21,702	$ 15,516
Weighted average fixed interest rate	3.20%	2.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 10,236	$ 10,094
Weighted average fixed interest rate	2.60%	2.00%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 133,494	$ 126,185
Weighted average fixed interest rate	4.00%	3.00%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 113,025	$ 73,075
Weighted average fixed interest rate	3.70%	1.70%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 63,927	$ 50,436
Weighted average fixed interest rate	4.50%	3.30%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 16,696	$ 6,221
Weighted average fixed interest rate	4.90%	2.00%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 68,470	$ 74,726
Weighted average fixed interest rate	3.40%	2.80%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 63,527	$ 42,830
Weighted average fixed interest rate	3.80%	1.50%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,097	$ 1,023
Weighted average fixed interest rate	3.70%	2.50%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 32,802	$ 24,024
Weighted average fixed interest rate	2.80%	2.00%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 19	$ 32
Carrying amount, Liabilities	14
Derivative notional amount	$ 979	$ 314
Weighted average CAD-EUR exchange rate	1.45	1.44
Weighted average CAD-USD exchange rate	1.34
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 63
Weighted average CAD-EUR exchange rate	1.48
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 916	$ 314
Weighted average CAD-EUR exchange rate	1.44	1.44
Weighted average CAD-USD exchange rate	1.34
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 25,427	$ 25,798
Derivative notional amount	$ 27,127	$ 27,338
Weighted average CAD-EUR exchange rate		1.51
Weighted average CAD-USD exchange rate	1.3	1.29
Weighted average CAD-GBP exchange rate	1.71	1.71
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 13	$ 36
Carrying amount, Liabilities	409	126
Derivative notional amount	$ 18,920	$ 6,089
Weighted average CAD-EUR exchange rate	1.45	1.36
Weighted average CAD-USD exchange rate	1.36	1.34
Weighted average CAD-GBP exchange rate	1.68	1.55
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,061	$ 5,462
Weighted average CAD-USD exchange rate	1.28	1.31
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 18,920	$ 6,089
Weighted average CAD-EUR exchange rate	1.45	1.36
Weighted average CAD-USD exchange rate	1.36	1.34
Weighted average CAD-GBP exchange rate	1.68	1.55
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 14,653	$ 20,851
Weighted average CAD-EUR exchange rate		1.51
Weighted average CAD-USD exchange rate	1.29	1.28
Weighted average CAD-GBP exchange rate	1.71	1.71
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,413	$ 1,025
Weighted average CAD-EUR exchange rate		1.48
Weighted average CAD-USD exchange rate	1.33	1.28